INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2019
INVENTORIES
Schedule of inventories

	As of December 31,
	2018	2019
	RMB	RMB
Raw materials	120,290,456	151,975,367
Works in progress	1,948,838	1,481,938
Finished goods	20,142,911	25,175,994
Inventories	142,382,205	178,633,299